Segment information (Tables)	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Schedule of Segment Reporting Information

			Sales	Adjusted operating profit

	2025	2024	2023	2025	2024	2023

Assessment & Qualifications	1,604	1,591	1,559	361	368	350

Virtual Learning	511	489	616	81	66	76

English Language Learning	405	420	415	50	50	47

Enterprise Learning & Skills 1	282	271	269	29	20	6

Higher Education 1	775	781	806	93	96	96

Strategic Review	–	–	9	–	–	(2)

Total	3,577	3,552	3,674	614	600	573

1. Comparative amounts have been restated to reflect the move between operating segments.
A reconciliation of the operating segments’ measure of profit to profit for the year is provided below:

		2025	2024	2023

Adjusted operating profit		614	600	573

Cost of major reorganisation		–	2	–

Product development impairment		(87)	–	–

Property charges		25	–	(11)

Intangible charges		(42)	(41)	(48)

UK pension discretionary increases		–	(13)	–

Other net gains and losses		(3)	(7)	(16)

Operating profit		507	541	498

Finance costs	6	(98)	(112)	(81)

Finance income	6	48	81	76

Profit before tax		457	510	493

Income tax	7	(121)	(75)	(113)

Profit for the year		336	435	380

Summary of Operating Segments in Geographic Areas	The Group operates in the following main geographic areas:

			Sales	Non-current assets

All figures in £ millions	2025	2024	2023	2025	2024

UK	510	487	450	516	505

Other European countries	126	120	130	157	160

US	2,400	2,444	2,504	2,287	2,310

Canada	68	68	83	182	174

Asia Pacific	354	313	386	165	169

Other countries	119	120	121	11	13

Total	3,577	3,552	3,674	3,318	3,331

Summary Of Other Segment Disclosures
Other segment disclosures are as follows:

	Amortisation, depreciation, and impairment

All figures in £ millions	2025	2024	2023

Assessment & Qualifications	186	196	196

Virtual Learning	53	64	76

English Language Learning	51	56	58

Enterprise Learning & Skills 1	32	30	28

Higher Education 1	249	180	182

Strategic Review	–	–	3

Total	571	526	543

1. Comparative
amounts
have been restated to reflect the move between operating segments.